Guarantor/Non-Guarantor Unaudited Condensed Consolidated Financial Information - Condensed Consolidating Statement of Operations and Comprehensive Loss (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Income Statements, Captions [Line Items]
Contract revenue	$ 192,966			$ 221,281						$ 378,346	$ 425,610	$ 848,972	$ 817,204	$ 787,314
Direct contract expense	149,019			174,962						294,294	335,597	669,504	632,831	603,481
Gross profit	43,947	42,822	46,633	46,319	43,694	47,673	46,472	46,681	43,547	84,052	90,013	179,468	184,373	183,833
Operating expenses	20,721			21,662						39,585	43,912	84,128	91,494	83,035
General and administrative	18,553			13,204						37,546	25,008	53,139	52,441	65,305
Operating income (loss)	4,673			11,453						6,921	21,093	42,201	40,438	35,493
Other income (expense):
Interest income	17			17						28	34	55	78	45
Interest expense	(19,710)			(18,913)						(38,658)	(37,832)	(75,700)	(74,934)	(73,919)
Other	(19)			55						(47)	40	(84)	(55)	32
Total other (expense) income	(19,712)			(18,841)						(38,677)	(37,758)	(71,816)	(74,911)	(72,903)
(Loss) income before taxes	(15,039)			(7,388)						(31,756)	(16,665)	(29,615)	(34,473)	(37,410)
Income tax expense	(1,749)			(1,743)						(3,494)	(3,487)	(6,977)	(6,974)	(6,974)
Net income (loss)	(16,788)	(9,353)	(7,087)	(9,131)	(11,021)	(9,526)	(8,866)	(10,245)	(12,810)	(35,250)	(20,152)	(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains												279	26	55
Comprehensive income (loss)	(16,788)			(9,131)						(35,250)	(20,152)	(36,313)	(41,421)	(44,329)
Eliminations [Member]
Other income (expense):
Equity in net income (loss) of subsidiaries	(402)			(318)						(694)	(418)
Total other (expense) income	(402)			(318)						(694)	(418)
(Loss) income before taxes	(402)			(318)						(694)	(418)
Net income (loss)	(402)			(318)						(694)	(418)
Other comprehensive income:
Postretirement actuarial gains
Comprehensive income (loss)	(402)			(318)						(694)	(418)
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue	190,865			218,785						374,249	420,842	839,608	802,664	769,467
Direct contract expense	147,823			173,423						291,883	332,585	663,380	624,788	593,600
Gross profit	43,042			45,362						82,366	88,257	176,228	177,876	175,867
Operating expenses	20,286			21,048						38,671	42,669	81,838	88,736	79,871
General and administrative	18,496			13,179						37,479	24,913	52,491	52,123	64,374
Operating income (loss)	4,260			11,135						6,216	20,675	41,899	37,017	31,622
Other income (expense):
Interest income	17			17						28	34	55	78	45
Interest expense	(19,710)			(18,913)						(38,658)	(37,832)	(75,700)	(74,934)	(73,919)
Other	(19)			55						(47)	40	(200)	(63)	(535)
Equity in net income (loss) of subsidiaries	402			318						694	418	418	3,429	4,438
Total other (expense) income	(19,310)			(18,523)						(37,983)	(37,340)	(71,514)	(71,490)	(69,032)
(Loss) income before taxes	(15,050)			(7,388)						(31,767)	(16,665)	(29,615)	(34,473)	(37,410)
Income tax expense	(1,738)			(1,743)						(3,483)	(3,487)	(6,977)	(6,974)	(6,974)
Net income (loss)	(16,788)			(9,131)						(35,250)	(20,152)	(36,592)	(41,447)	(44,384)
Other comprehensive income:
Postretirement actuarial gains												279	26	55
Comprehensive income (loss)	(16,788)			(9,131)						(35,250)	(20,152)	(36,313)	(41,421)	(44,329)
Guarantor Companies [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue	1,851			2,337						3,622	4,555	8,627	14,015	17,025
Direct contract expense	1,067			1,428						2,158	2,765	5,638	7,743	9,333
Gross profit	784			909						1,464	1,790	2,989	6,272	7,692
Operating expenses	320			558						712	1,118	1,972	2,531	3,076
General and administrative	47			2						48	51	604	156	620
Operating income (loss)	417			349						704	621	413	3,585	3,996
Other income (expense):
Other												116	9	568
Total other (expense) income												116	9	568
(Loss) income before taxes	417			349						704	621	529	3,594	4,564
Net income (loss)	417			349						704	621	529	3,594	4,564
Other comprehensive income:
Postretirement actuarial gains
Comprehensive income (loss)	417			349						704	621	529	3,594	4,564
Non-Guarantor Companies [Member]
Condensed Income Statements, Captions [Line Items]
Contract revenue	250			159						475	213	737	525	822
Direct contract expense	129			111						253	247	486	300	548
Gross profit	121			48						222	(34)	251	225	274
Operating expenses	115			56						202	125	318	227	88
General and administrative	10			23						19	44	44	162	311
Operating income (loss)	(4)			(31)						1	(203)	(111)	(164)	(125)
Other income (expense):
Other													(1)	(1)
Total other (expense) income													(1)	(1)
(Loss) income before taxes	(4)			(31)						1	(203)	(111)	(165)	(126)
Income tax expense	(11)									(11)
Net income (loss)	(15)			(31)						(10)	(203)	(111)	(165)	(126)
Other comprehensive income:
Postretirement actuarial gains
Comprehensive income (loss)	$ (15)			$ (31)						$ (10)	$ (203)	$ (111)	$ (165)	$ (126)